NOTE 10 - WARRANT LIABILITY (Tables)	3 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
NOTE 10 - WARRANT LIABILITY - Fair Value of Warrant Liabilities Measured on a Recurring Basis

Three Months Ended
March 31,
2022
Expected term	2.46 - 2.50 years
Expected average volatility	216 - 220%
Expected dividend yield	8.33%
Risk-free interest rate	1.50 - 2.28%

NOTE 10 - WARRANT LIABILITY - Schedule of Changes in Warrant Liabilities
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant liability as of December 31, 2021	$—

Addition of new warrants	421,000
Additional day-one loss	28,043
Change in fair value of warrant liability	(4,152)
Warrant liability as of March 31, 2022	$444,891